Discontinued Operations - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020	Mar. 31, 2023	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Lessor, Operating Lease, Description		On June 8, 2020, the Company also entered an office sublease agreement and a transition service agreement with MEMSIC. The term of this Lease (the “Term”) commenced on June 8, 2020 and was renewed through March 31, 2023. The transition service agreement include (1) All personnel salaries and the related overheads will be billed at costs + 3% from the Company’s Hsinchu office, (2) half of the Hsinchu office lease costs at costs +3%, (3) IT and software subscription service, (4) equipment leases, (5) laboratory services at actual costs +3%, and (6) legal, administrative and accounting service at actual costs +3%.
Sublease Income	$ 10,000		$ 12,600
Withholding Tax			2,400
Other receivable			$ 800
Equity Securities without Readily Determinable Fair Value, Amount		$ 25,285		$ 25,285	$ 25,000
MEMSIC Semiconductor (Tianjin) Co. Ltd.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maximum consideration agreed to pay		$ 75,000